First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments
January 31, 2025 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 50.7%
	Aerospace/Defense — 0.7%
$21,049,000	BAE Systems Holdings, Inc. (a)	3.85%	12/15/25	$20,897,469
20,000,000	Howmet Aerospace, Inc.	5.90%	02/01/27	20,442,740
5,000,000	Northrop Grumman Corp.	3.20%	02/01/27	4,870,976
				46,211,185
	Auto Manufacturers — 0.8%
16,022,000	American Honda Finance Corp., SOFR + 0.71% (b)	5.09%	01/09/26	16,062,133
15,000,000	Toyota Motor Credit Corp, SOFR + 0.47% (b)	4.85%	01/08/27	15,012,340
15,000,000	Toyota Motor Credit Corp., SOFR Compounded Index + 0.45% (b)	4.84%	04/10/26	15,022,122
5,000,000	Volkswagen Group of America Finance LLC (a)	5.80%	09/12/25	5,030,112
				51,126,707
	Banks — 8.9%
7,000,000	Bank of America Corp (c)	4.98%	01/24/29	7,016,891
15,000,000	Bank of America Corp. (c)	1.32%	06/19/26	14,808,382
4,300,000	Bank of America Corp. (c)	4.83%	07/22/26	4,301,766
20,000,000	Bank of America Corp. (c)	5.08%	01/20/27	20,064,426
20,530,000	Bank of America Corp. (c)	3.56%	04/23/27	20,231,813
25,000,000	Bank of America N.A.	5.65%	08/18/25	25,134,998
8,364,000	Bank of New York Mellon (The) Corp., SOFR + 0.45% (b)	4.85%	03/13/26	8,366,875
13,500,000	Bank of New York Mellon (The) Corp. (c)	5.15%	05/22/26	13,521,317
15,000,000	Bank of New York Mellon (The) Corp. (c)	4.41%	07/24/26	14,981,277
8,833,000	Bank of New York Mellon (The) Corp. (c)	4.95%	04/26/27	8,877,428
2,400,000	Fifth Third Bank N.A. (c)	4.97%	01/28/28	2,413,505
28,000,000	Goldman Sachs Bank USA (c)	5.28%	03/18/27	28,181,187
15,000,000	Goldman Sachs Bank USA, SOFR + 0.75% (b)	5.21%	05/21/27	15,031,386
10,000,000	Goldman Sachs Group (The), Inc. (c)	5.80%	08/10/26	10,051,580
30,000,000	JPMorgan Chase & Co. (c)	2.08%	04/22/26	29,826,108
5,000,000	JPMorgan Chase & Co. (c)	4.08%	04/26/26	4,991,744
14,631,000	JPMorgan Chase & Co. (c)	1.04%	02/04/27	14,107,814
20,000,000	JPMorgan Chase & Co. (c)	5.04%	01/23/28	20,120,371
15,000,000	JPMorgan Chase & Co. (c)	5.57%	04/22/28	15,246,122
2,500,000	JPMorgan Chase & Co. (c)	4.92%	01/24/29	2,503,073
9,144,000	Morgan Stanley (c)	1.59%	05/04/27	8,794,559
10,000,000	Morgan Stanley (c)	5.65%	04/13/28	10,171,734
21,500,000	Morgan Stanley Bank N.A.	5.48%	07/16/25	21,576,051
15,000,000	Morgan Stanley Bank N.A. (c)	4.95%	01/14/28	15,051,809
4,000,000	Morgan Stanley Bank N.A. (c)	4.97%	07/14/28	4,012,464
6,667,000	Morgan Stanley Bank N.A. (c)	5.02%	01/12/29	6,694,542
9,000,000	PNC Bank N.A. (c)	4.78%	01/15/27	9,005,437
25,802,000	PNC Financial Services Group (The), Inc. (c)	5.81%	06/12/26	25,884,344
10,000,000	PNC Financial Services Group (The), Inc. (c)	5.10%	07/23/27	10,056,311
8,000,000	PNC Financial Services Group (The), Inc. (c)	5.30%	01/21/28	8,089,032
5,000,000	State Street Corp. (c)	2.90%	03/30/26	4,985,014
18,000,000	State Street Corp. (c)	5.10%	05/18/26	18,027,979
20,000,000	State Street Corp., SOFR + 0.64% (b)	5.03%	10/22/27	20,063,556
19,296,000	Truist Financial Corp. (c)	4.26%	07/28/26	19,245,289
10,000,000	US Bancorp (c)	2.22%	01/27/28	9,516,131
22,620,000	Wells Fargo & Co. (c)	3.91%	04/25/26	22,573,179
15,000,000	Wells Fargo & Co. (c)	5.71%	04/22/28	15,249,268
9,750,000	Wells Fargo & Co., Series W (c)	4.90%	01/24/28	9,756,324

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$18,250,000	Wells Fargo Bank N.A.	5.55%	08/01/25	$18,331,708
15,000,000	Wells Fargo Bank N.A.	4.81%	01/15/26	15,054,857
				551,917,651
	Beverages — 1.3%
27,145,000	Constellation Brands, Inc.	4.40%	11/15/25	27,095,902
15,000,000	Constellation Brands, Inc.	5.00%	02/02/26	14,993,958
2,281,000	Constellation Brands, Inc.	4.35%	05/09/27	2,260,893
19,529,000	Keurig Dr Pepper, Inc.	2.55%	09/15/26	18,906,543
16,554,000	Molson Coors Beverage Co.	3.00%	07/15/26	16,167,095
				79,424,391
	Biotechnology — 0.7%
30,000,000	Amgen, Inc.	5.25%	03/02/25	30,020,278
7,000,000	Amgen, Inc.	5.51%	03/02/26	7,001,366
10,000,000	Amgen, Inc.	3.20%	11/02/27	9,630,339
				46,651,983
	Building Materials — 1.8%
15,019,000	CRH America Finance, Inc. (a)	3.40%	05/09/27	14,574,395
35,000,000	CRH America, Inc. (a)	3.88%	05/18/25	34,889,612
8,611,000	Martin Marietta Materials, Inc.	3.45%	06/01/27	8,371,680
4,000,000	Owens Corning	5.50%	06/15/27	4,073,474
32,515,000	Vulcan Materials Co.	4.50%	04/01/25	32,495,506
15,000,000	Vulcan Materials Co.	3.90%	04/01/27	14,786,147
				109,190,814
	Commercial Services — 1.3%
25,000,000	Ashtead Capital, Inc. (a)	4.38%	08/15/27	24,598,023
26,699,000	Global Payments, Inc.	2.65%	02/15/25	26,664,750
5,010,000	Global Payments, Inc.	4.80%	04/01/26	5,006,018
25,090,000	Verisk Analytics, Inc.	4.00%	06/15/25	25,023,600
				81,292,391
	Computers — 0.2%
15,705,000	NetApp, Inc.	1.88%	06/22/25	15,520,858
	Cosmetics/Personal Care — 0.2%
14,420,000	Haleon US Capital LLC	3.38%	03/24/27	14,034,780
	Diversified Financial Services — 2.2%
33,735,000	American Express Co. (c)	4.99%	05/01/26	33,746,193
6,956,000	American Express Co. (c)	6.34%	10/30/26	7,036,946
16,000,000	American Express Co. (c)	5.65%	04/23/27	16,177,687
7,222,000	American Express Co. (c)	5.10%	02/16/28	7,274,738
25,000,000	Intercontinental Exchange, Inc.	3.65%	05/23/25	24,935,875
22,000,000	Nasdaq, Inc.	5.65%	06/28/25	22,084,263
23,899,000	Nasdaq, Inc.	3.85%	06/30/26	23,657,179
				134,912,881
	Electric — 1.4%
4,275,000	AEP Transmission Co. LLC	3.10%	12/01/26	4,162,818
10,000,000	Northern States Power Co.	7.13%	07/01/25	10,091,900
30,388,000	Trans-Allegheny Interstate Line Co. (a)	3.85%	06/01/25	30,264,130
8,775,000	Virginia Electric and Power Co., Series A	3.10%	05/15/25	8,752,689

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Electric (Continued)
$19,162,224	Virginia Power Fuel Securitization LLC, Series A-1	5.09%	05/01/27	$19,246,042
11,892,000	WEC Energy Group, Inc.	5.00%	09/27/25	11,917,549
				84,435,128
	Environmental Control — 1.2%
14,547,000	Republic Services, Inc.	3.20%	03/15/25	14,520,621
17,296,000	Republic Services, Inc.	0.88%	11/15/25	16,796,397
30,000,000	Veralto Corp.	5.50%	09/18/26	30,366,200
12,296,000	Waste Management, Inc.	3.13%	03/01/25	12,281,980
				73,965,198
	Food — 4.5%
26,458,000	Campbell’s (The) Co.	3.95%	03/15/25	26,430,924
25,000,000	Campbell’s (The) Co.	5.20%	03/19/27	25,263,522
25,000,000	Conagra Brands, Inc.	4.60%	11/01/25	24,981,051
25,567,000	Conagra Brands, Inc.	5.30%	10/01/26	25,806,222
24,995,000	General Mills, Inc.	3.20%	02/10/27	24,345,396
13,215,000	J. M. Smucker (The) Co.	3.50%	03/15/25	13,192,351
4,269,000	J. M. Smucker (The) Co.	3.38%	12/15/27	4,132,646
25,000,000	Kraft Heinz Foods Co.	3.00%	06/01/26	24,453,697
20,000,000	Kraft Heinz Foods Co.	3.88%	05/15/27	19,649,452
25,000,000	McCormick & Co., Inc.	3.40%	08/15/27	24,271,422
14,955,000	Mondelez International, Inc.	2.63%	03/17/27	14,341,275
18,725,000	Sysco Corp.	3.75%	10/01/25	18,621,790
18,453,000	Sysco Corp.	3.30%	07/15/26	18,105,111
15,000,000	Sysco Corp.	3.25%	07/15/27	14,501,904
				278,096,763
	Healthcare-Products — 2.6%
5,400,000	Alcon Finance Corp. (a)	2.75%	09/23/26	5,232,172
30,000,000	GE HealthCare Technologies, Inc.	5.60%	11/15/25	30,183,302
25,000,000	GE HealthCare Technologies, Inc.	5.65%	11/15/27	25,587,365
25,000,000	Solventum Corp	5.45%	02/25/27	25,315,866
3,000,000	Stryker Corp (d)	4.55%	02/10/27	2,998,919
13,245,000	Stryker Corp.	1.15%	06/15/25	13,082,458
14,074,000	Stryker Corp.	3.38%	11/01/25	13,951,073
20,000,000	Stryker Corp.	3.50%	03/15/26	19,771,015
29,174,000	Zimmer Biomet Holdings, Inc.	3.55%	04/01/25	29,109,573
				165,231,743
	Healthcare-Services — 3.2%
27,369,000	Cigna Group (The)	3.25%	04/15/25	27,300,838
29,466,000	Cigna Group (The)	4.50%	02/25/26	29,431,898
5,257,000	Cigna Group (The)	5.69%	03/15/26	5,257,619
10,000,000	Cigna Group (The)	3.40%	03/01/27	9,749,056
10,000,000	Elevance Health, Inc.	5.35%	10/15/25	10,048,880
16,667,000	Elevance Health, Inc.	4.90%	02/08/26	16,668,549
10,000,000	Elevance Health, Inc.	4.50%	10/30/26	9,984,518
27,645,000	HCA, Inc.	5.38%	02/01/25	27,645,000
20,466,000	HCA, Inc.	5.88%	02/15/26	20,560,992
20,000,000	HCA, Inc.	5.38%	09/01/26	20,102,249
6,000,000	HCA, Inc.	3.13%	03/15/27	5,790,314

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare-Services (Continued)
$4,600,000	Humana, Inc.	4.50%	04/01/25	$4,597,736
15,000,000	UnitedHealth Group, Inc.	4.60%	04/15/27	15,031,249
				202,168,898
	Insurance — 1.1%
20,000,000	Aon North America, Inc.	5.13%	03/01/27	20,172,838
23,000,000	Arthur J. Gallagher & Co.	4.60%	12/15/27	22,927,608
6,642,000	Marsh & McLennan Cos., Inc.	3.50%	03/10/25	6,635,230
9,485,000	Marsh & McLennan Cos., Inc.	4.55%	11/08/27	9,476,679
10,000,000	Willis North America, Inc.	4.65%	06/15/27	9,952,362
				69,164,717
	Internet — 0.2%
5,000,000	Expedia Group, Inc.	5.00%	02/15/26	5,012,526
10,366,000	Netflix, Inc.	5.88%	02/15/25	10,366,569
				15,379,095
	Lodging — 0.5%
21,292,000	Hyatt Hotels Corp.	5.38%	04/23/25	21,308,074
11,328,000	Hyatt Hotels Corp.	4.85%	03/15/26	11,338,528
				32,646,602
	Media — 0.9%
27,446,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/25	27,432,584
12,575,000	Comcast Corp.	5.35%	11/15/27	12,835,691
15,000,000	FactSet Research Systems, Inc.	2.90%	03/01/27	14,434,789
				54,703,064
	Miscellaneous Manufacturing — 0.3%
21,684,000	Teledyne Technologies, Inc.	1.60%	04/01/26	20,929,194
	Packaging & Containers — 1.1%
25,000,000	Berry Global, Inc. (a)	4.88%	07/15/26	24,943,832
6,059,000	Packaging Corp. of America	3.40%	12/15/27	5,839,982
34,886,000	WRKCo, Inc.	3.75%	03/15/25	34,841,146
				65,624,960
	Pharmaceuticals — 2.5%
13,689,000	AbbVie, Inc.	3.80%	03/15/25	13,677,208
10,000,000	AbbVie, Inc.	3.60%	05/14/25	9,976,070
15,000,000	AbbVie, Inc.	4.80%	03/15/27	15,087,374
25,000,000	Becton Dickinson & Co.	3.70%	06/06/27	24,474,863
15,000,000	Cencora, Inc.	4.63%	12/15/27	14,958,124
10,000,000	PRA Health Sciences, Inc. (a)	2.88%	07/15/26	9,678,900
21,159,000	Zoetis, Inc.	4.50%	11/13/25	21,139,796
30,000,000	Zoetis, Inc.	5.40%	11/14/25	30,179,210
18,648,000	Zoetis, Inc.	3.00%	09/12/27	17,898,564
				157,070,109
	Pipelines — 3.7%
25,000,000	Enbridge Energy Partners, L.P.	5.88%	10/15/25	25,130,150
29,700,000	Energy Transfer, L.P.	4.05%	03/15/25	29,669,151
11,362,000	Energy Transfer, L.P.	2.90%	05/15/25	11,297,931
20,660,000	Energy Transfer, L.P.	4.75%	01/15/26	20,671,419
31,506,000	Enterprise Products Operating LLC	3.75%	02/15/25	31,483,488

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Pipelines (Continued)
$27,867,000	Kinder Morgan, Inc.	4.30%	06/01/25	$27,832,792
7,140,000	Sabine Pass Liquefaction LLC	5.63%	03/01/25	7,143,025
25,000,000	Spectra Energy Partners, L.P.	3.50%	03/15/25	24,962,353
5,675,000	Spectra Energy Partners, L.P.	3.38%	10/15/26	5,550,219
6,162,000	Transcontinental Gas Pipe Line Co. LLC	7.85%	02/01/26	6,302,114
35,000,000	Williams Cos. (The), Inc.	4.00%	09/15/25	34,855,768
6,966,000	Williams Cos. (The), Inc.	5.40%	03/02/26	7,016,201
				231,914,611
	Real Estate Investment Trusts — 0.9%
13,000,000	Crown Castle, Inc.	1.35%	07/15/25	12,808,140
28,768,000	Crown Castle, Inc.	4.45%	02/15/26	28,707,342
12,517,000	Crown Castle, Inc.	3.70%	06/15/26	12,345,532
				53,861,014
	Retail — 0.3%
17,476,000	AutoZone, Inc.	3.63%	04/15/25	17,439,599
	Semiconductors — 0.2%
10,000,000	Broadcom, Inc.	3.15%	11/15/25	9,883,533
	Software — 6.5%
15,760,000	Adobe, Inc.	3.25%	02/01/25	15,760,000
29,810,000	Autodesk, Inc.	4.38%	06/15/25	29,770,174
30,000,000	Autodesk, Inc.	3.50%	06/15/27	29,199,329
21,210,000	Fidelity National Information Services, Inc.	4.50%	07/15/25	21,186,183
28,807,000	Fidelity National Information Services, Inc.	1.15%	03/01/26	27,752,084
5,000,000	Fidelity National Information Services, Inc.	4.70%	07/15/27	4,994,562
30,000,000	Fiserv, Inc.	3.85%	06/01/25	29,911,897
25,088,000	Fiserv, Inc.	3.20%	07/01/26	24,581,798
16,002,000	Fiserv, Inc.	5.15%	03/15/27	16,145,020
26,381,000	Infor, Inc. (a)	1.75%	07/15/25	25,996,525
2,000,000	Oracle Corp (d)	4.80%	08/03/28	2,002,176
22,798,000	Oracle Corp.	2.95%	05/15/25	22,689,993
17,000,000	Oracle Corp.	5.80%	11/10/25	17,147,652
20,000,000	Oracle Corp.	2.65%	07/15/26	19,439,059
15,000,000	Oracle Corp.	3.25%	11/15/27	14,435,751
9,348,000	Roper Technologies, Inc.	1.00%	09/15/25	9,148,629
15,000,000	Roper Technologies, Inc.	3.85%	12/15/25	14,908,157
30,000,000	VMware LLC	4.50%	05/15/25	29,973,863
10,000,000	VMware LLC	1.40%	08/15/26	9,510,152
20,765,000	VMware LLC	4.65%	05/15/27	20,721,647
21,542,000	Workday, Inc.	3.50%	04/01/27	21,026,321
				406,300,972
	Telecommunications — 1.3%
20,000,000	AT&T, Inc.	1.70%	03/25/26	19,354,017
12,541,000	AT&T, Inc.	4.25%	03/01/27	12,443,898
30,000,000	T-Mobile USA, Inc.	3.50%	04/15/25	29,927,039
10,000,000	T-Mobile USA, Inc.	4.75%	02/01/28	9,981,710
10,000,000	Verizon Communications, Inc.	4.13%	03/16/27	9,903,889
				81,610,553

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Water — 0.2%
$12,898,000	American Water Capital Corp.	3.40%	03/01/25	$12,884,270
	Total Corporate Bonds and Notes			3,163,593,664
	(Cost $3,154,737,008)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER — 27.5%
	Aerospace/Defense — 0.6%
15,000,000	L3Harris Technologies, Inc.	4.64%	02/10/25	14,982,920
15,000,000	L3Harris Technologies, Inc.	4.64%	02/24/25	14,956,391
5,500,000	RTX Corp.	4.60%	02/10/25	5,493,781
				35,433,092
	Auto Manufacturers — 1.4%
15,000,000	American Honda Finance Corp.	4.65%	02/24/25	14,956,313
15,000,000	American Honda Finance Corp.	4.65%	03/06/25	14,937,173
15,000,000	American Honda Finance Corp.	4.68%	03/21/25	14,908,271
30,000,000	General Motors Financial Co., Inc.	4.46%	02/03/25	29,992,567
14,600,000	Volkswagen Financial Services	4.61%	02/06/25	14,590,801
				89,385,125
	Banks — 7.1%
15,000,000	Australia & New Zealand Banking Group Ltd.	4.76%	02/28/25	15,000,000
25,000,000	Australia & New Zealand Banking Group Ltd.	4.47%	08/08/25	25,000,000
25,000,000	Australia & New Zealand Banking Group Ltd.	0.00%	09/04/25	25,000,000
25,000,000	Canadian Imperial Bank of Commerce	5.07%	06/10/25	25,000,000
25,000,000	Commonwealth Bank of Australia	4.53%	02/18/25	24,999,951
25,000,000	Commonwealth Bank of Australia	4.83%	04/10/25	25,000,000
10,000,000	Commonwealth Bank of Australia	4.60%	07/28/25	10,000,000
25,000,000	ING U.S. Funding LLC	4.75%	04/22/25	25,000,000
25,000,000	Macquarie Group Ltd.	5.58%	03/18/25	25,000,000
25,000,000	National Australia Bank Ltd.	4.81%	04/11/25	25,000,000
15,000,000	National Australia Bank Ltd.	4.47%	05/05/25	15,000,000
15,000,000	National Australia Bank Ltd.	4.71%	10/01/25	15,000,000
15,000,000	Royal Bank of Canada	5.57%	03/03/25	15,000,000
10,000,000	Skandinaviska Enskilda Banken AB	4.59%	03/06/25	10,000,000
25,000,000	Skandinaviska Enskilda Banken AB	5.16%	04/30/25	25,000,000
15,000,000	Skandinaviska Enskilda Banken AB	4.84%	05/02/25	15,000,000
15,000,000	Skandinaviska Enskilda Banken AB	4.96%	10/08/25	15,000,000
15,000,000	Svenska Handelsbanken AB	0.00%	07/22/25	15,000,000
25,000,000	Svenska Handelsbanken AB	4.88%	08/01/25	25,000,000
15,000,000	Toronto-Dominion Bank (The)	5.56%	02/13/25	15,000,000
15,000,000	Toronto-Dominion Bank (The)	5.63%	03/12/25	15,000,000
25,000,000	Toronto-Dominion Bank (The)	5.16%	04/22/25	25,000,000
15,000,000	Westpac Banking Corp.	4.87%	03/07/25	15,000,000
				444,999,951
	Beverages — 1.3%
14,000,000	Brown-Forman Corp.	4.71%	02/11/25	13,981,996
7,000,000	Constellation Brands, Inc.	4.68%	02/06/25	6,995,527

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER (Continued)
	Beverages (Continued)
$11,000,000	Constellation Brands, Inc.	4.76%	02/10/25	$10,987,132
14,000,000	Constellation Brands, Inc.	4.74%	02/12/25	13,980,096
20,410,000	Keurig Dr Pepper, Inc.	4.62%	02/19/25	20,363,746
15,000,000	Keurig Dr Pepper, Inc.	4.62%	02/26/25	14,952,780
				81,261,277
	Chemicals — 1.5%
5,700,000	Cabot Corp.	4.53%	02/03/25	5,698,591
44,900,000	FMC Corp.	4.98%	02/03/25	44,887,776
20,000,000	Nutrien Ltd.	4.66%	02/26/25	19,936,586
20,000,000	PPG Industries, Inc.	4.68%	02/05/25	19,989,783
				90,512,736
	Commercial Services — 0.1%
4,350,000	Quanta Services, Inc.	4.73%	02/03/25	4,348,876
	Diversified Financial Services — 0.2%
15,000,000	Intercontinental Exchange, Inc.	4.58%	02/03/25	14,996,245
	Electric — 2.0%
23,720,000	DTE Electric Co.	4.56%	02/21/25	23,661,081
15,000,000	Northern States Power Co.	4.59%	02/03/25	14,996,242
15,000,000	Northern States Power Co.	4.60%	02/11/25	14,981,182
15,950,000	San Diego Gas & Electric Co.	4.61%	02/06/25	15,939,962
15,000,000	Southern (The) Co.	4.63%	02/27/25	14,950,876
20,000,000	Southern (The) Co.	4.59%	02/04/25	19,992,478
20,000,000	Virginia Electric and Power Co.	4.60%	03/04/25	19,922,221
				124,444,042
	Electronics — 1.2%
55,000,000	Jabil, Inc.	4.84%	02/03/25	54,985,454
20,000,000	Jabil, Inc.	4.87%	02/07/25	19,984,058
				74,969,512
	Environmental Control — 0.9%
20,000,000	Republic Services, Inc.	4.57%	02/07/25	19,985,026
15,000,000	Waste Management, Inc.	4.59%	02/03/25	14,996,242
20,000,000	Waste Management, Inc.	4.58%	02/10/25	19,977,478
				54,958,746
	Food — 1.7%
60,000,000	J.M. Smucker (The) Co.	4.53%	02/03/25	59,985,165
9,600,000	Mondelez International, Inc.	4.59%	02/19/25	9,578,376
21,000,000	Mondelez International, Inc.	4.59%	02/21/25	20,947,431
15,000,000	Mondelez International, Inc.	4.59%	02/26/25	14,953,101
				105,464,073
	Healthcare-Products — 0.6%
20,023,000	Danaher Corp.	4.63%	02/13/25	19,992,664
20,000,000	Danaher Corp.	4.59%	02/20/25	19,952,488
				39,945,152
	Lodging — 0.7%
12,600,000	Marriott International, Inc.	4.59%	02/05/25	12,593,688
10,000,000	Marriott International, Inc.	4.64%	02/27/25	9,967,145

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER (Continued)
	Lodging (Continued)
$8,550,000	Marriott International, Inc.	4.63%	03/17/25	$8,502,497
14,000,000	Marriott International, Inc.	4.65%	03/26/25	13,906,172
				44,969,502
	Mining — 1.0%
25,000,000	Glencore Funding LLC	4.70%	02/13/25	24,961,524
25,000,000	Glencore Funding LLC	4.72%	02/20/25	24,938,838
10,000,000	Glencore Funding LLC	4.61%	03/05/25	9,959,728
				59,860,090
	Packaging & Containers — 0.2%
15,000,000	WRKCo, Inc.	4.59%	02/20/25	14,964,357
	Pharmaceuticals — 0.6%
10,000,000	Becton Dickinson & Co.	4.61%	02/13/25	9,984,903
12,170,000	Becton Dickinson & Co.	4.59%	03/05/25	12,121,259
15,000,000	Cencora, Inc.	4.67%	02/14/25	14,975,138
				37,081,300
	Pipelines — 2.3%
15,000,000	Enbridge U.S., Inc.	4.62%	02/12/25	14,979,190
10,000,000	Enbridge U.S., Inc.	4.67%	02/19/25	9,977,101
30,000,000	Energy Transfer, L.P.	4.58%	02/03/25	29,992,499
60,000,000	Targa Resources Corp.	4.58%-4.63%	02/03/25	59,984,970
15,000,000	TransCanada PipeLines Ltd.	4.62%	02/18/25	14,967,848
15,000,000	TransCanada PipeLines Ltd.	4.67%	02/27/25	14,950,385
				144,851,993
	Real Estate Investment Trusts — 0.2%
10,000,000	Crown Castle, Inc.	4.82%	02/18/25	9,977,333
	Retail — 1.1%
65,000,000	AutoNation, Inc.	4.78%	02/03/25	64,983,026
	Semiconductors — 0.3%
20,000,000	Broadcom, Inc.	4.62%	02/12/25	19,972,238
	Software — 0.6%
20,000,000	Fidelity National Information Services, Inc.	4.58%	02/04/25	19,992,497
20,000,000	Fidelity National Information Services, Inc.	4.58%	02/07/25	19,984,998
				39,977,495
	Telecommunications — 0.6%
15,000,000	AT&T, Inc.	4.63%	02/14/25	14,975,356
20,000,000	AT&T, Inc.	4.61%	02/27/25	19,939,733
				34,915,089
	Transportation — 1.3%
20,000,000	Canadian National Railway Co.	4.54%	03/11/25	19,905,821
20,000,000	Canadian National Railway Co.	4.59%	03/24/25	19,872,420
20,000,000	Canadian Pacific Railway Co.	4.63%	02/11/25	19,974,705
20,000,000	Canadian Pacific Railway Co.	4.64%	02/14/25	19,967,068
				79,720,014
	Total Commercial Paper			1,711,991,264
	(Cost $1,711,991,264)

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES — 10.6%
	AMSR Trust
$2,287,248	Series 2020-SFR2, Class A (a)	1.63%	07/17/37	$2,260,894
	Bank of America Auto Trust
9,426,324	Series 2023-2A, Class A2 (a)	5.85%	08/17/26	9,450,940
15,700,000	Series 2024-1A, Class A3 (a)	5.35%	11/15/28	15,880,639
	BMW Vehicle Lease Trust
2,638,940	Series 2023-1, Class A3	5.16%	11/25/25	2,640,123
30,000,000	Series 2024-1, Class A3	4.98%	03/25/27	30,157,278
	BMW Vehicle Owner Trust
1,172,436	Series 2023-A, Class A2A	5.72%	04/27/26	1,173,343
15,000,000	Series 2024-A, Class A3	5.18%	02/26/29	15,164,028
	Chase Auto Owner Trust
7,569,656	Series 2024-1A, Class A3 (a)	5.13%	05/25/29	7,640,125
9,498,924	Series 2024-3A, Class A2 (a)	5.53%	09/27/27	9,544,874
	Citizens Auto Receivables Trust
8,704,652	Series 2024-1, Class A2A (a)	5.43%	10/15/26	8,724,992
10,000,000	Series 2024-2, Class A3 (a)	5.33%	08/15/28	10,100,780
	CoreVest American Finance Trust
11,226,023	Series 2020-2, Class A (a)	3.38%	05/15/52	11,157,476
	Dell Equipment Finance Trust
1,862,524	Series 2023-2, Class A2 (a)	5.84%	01/22/29	1,863,882
5,931,955	Series 2023-3, Class A2 (a)	6.10%	04/23/29	5,949,490
5,902,000	Series 2024-1, Class A3 (a)	5.39%	03/22/30	5,969,009
20,000,000	Series 2024-2, Class A2 (a)	4.69%	08/22/30	20,038,964
	DLLAA LLC
6,000,000	Series 2025-1A, Class A2 (a)	4.70%	10/20/27	6,009,701
	Ford Credit Auto Lease Trust
14,000,000	Series 2025-A, Class A3	4.72%	06/15/28	14,048,738
	Ford Credit Auto Owner Trust
1,650,464	Series 2022-C, Class A3	4.48%	12/15/26	1,649,698
11,175,000	Series 2022-C, Class A4	4.59%	12/15/27	11,182,930
4,333,685	Series 2023-A, Class A3	4.65%	02/15/28	4,339,465
5,994,877	Series 2023-C, Class A2A	5.68%	09/15/26	6,011,064
10,000,000	Series 2024-A, Class A3	5.09%	12/15/28	10,093,493
	GM Financial Consumer Automobile Receivables Trust
3,315,000	Series 2023-2, Class A3	4.47%	02/16/28	3,314,823
18,000,000	Series 2024-4, Class A2B, 30 Day Average SOFR + 0.40% (b)	4.80%	10/18/27	18,017,838
	Honda Auto Receivables Owner Trust
3,385,243	Series 2023-2, Class A2	5.41%	04/15/26	3,389,110
27,547,000	Series 2024-1, Class A3	5.21%	08/15/28	27,830,690
	Huntington Auto Trust
13,567,553	Series 2024-1A, Class A2 (a)	5.50%	03/15/27	13,603,261
	John Deere Owner Trust
5,931,140	Series 2023-B, Class A2	5.59%	06/15/26	5,935,633
4,918,484	Series 2023-C, Class A2	5.76%	08/17/26	4,927,995
18,008,000	Series 2024-A, Class A3	4.96%	11/15/28	18,148,693
15,000,000	Series 2024-C, Class A2B, 30 Day Average SOFR + 0.43% (b)	4.83%	08/16/27	15,025,674
	Kubota Credit Owner Trust
5,695,817	Series 2024-1A, Class A2 (a)	5.39%	01/15/27	5,719,787
	Mercedes-Benz Auto Lease Trust
14,062,531	Series 2023-A, Class A3	4.74%	01/15/27	14,072,441

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
ASSET-BACKED SECURITIES (Continued)
	Mercedes-Benz Auto Receivables Trust
$5,537,781	Series 2022-1, Class A3	5.21%	08/16/27	$5,560,725
22,661,908	Series 2023-1, Class A3	4.51%	11/15/27	22,661,498
8,494,998	Series 2023-2, Class A2	5.92%	11/16/26	8,518,962
23,370,000	Series 2024-1, Class A3	4.80%	04/16/29	23,474,459
10,000,000	Series 2025-1, Class A2B, 30 Day Average SOFR + 0.32% (b)	0.00%	02/15/28	10,005,076
10,000,000	Series 2025-1, Class A3	4.78%	12/17/29	10,063,469
	Porsche Financial Auto Securitization Trust
2,565,115	Series 2023-2A, Class A2A (a)	5.88%	11/23/26	2,568,228
	T-Mobile U.S. Trust
31,189,398	Series 2022-1A, Class A (a)	4.91%	05/22/28	31,223,853
26,118,000	Series 2024-1A, Class A (a)	5.05%	09/20/29	26,309,058
17,000,000	Series 2024-2A, Class A (a)	4.25%	05/21/29	16,911,252
	Toyota Auto Receivables Owner Trust
2,118,006	Series 2023-B, Class A2A	5.28%	05/15/26	2,118,930
3,212,000	Series 2023-B, Class A3	4.71%	02/15/28	3,220,026
3,942,499	Series 2023-C, Class A2A	5.60%	08/17/26	3,949,550
13,702,429	Series 2023-D, Class A2A	5.80%	11/16/26	13,745,641
6,500,000	Series 2023-D, Class A3	5.54%	08/15/28	6,594,876
15,000,000	Series 2024-A, Class A3	4.83%	10/16/28	15,064,821
	Toyota Lease Owner Trust
7,045,000	Series 2024-A, Class A4 (a)	5.26%	06/20/28	7,119,051
20,000,000	Series 2024-B, Class A2B, 30 Day Average SOFR + 0.44% (a) (b)	4.81%	02/22/27	20,026,826
	Verizon Master Trust
26,200,000	Series 2022-6, Class A	3.67%	01/22/29	26,089,557
36,621,000	Series 2023-2, Class A	4.89%	04/13/28	36,641,120
7,500,000	Series 2024-1, Class A1A	5.00%	12/20/28	7,538,576
	Volkswagen Auto Lease Trust
22,500,000	Series 2024-A, Class A3	5.21%	06/21/27	22,716,144
	Total Asset-Backed Securities			663,159,569
	(Cost $658,846,473)
FOREIGN CORPORATE BONDS AND NOTES — 8.9%
	Banks — 4.6%
5,000,000	Banque Federative du Credit Mutuel S.A., SOFR Compounded Index + 0.41% (a) (b)	4.93%	02/04/25	5,000,022
15,000,000	Barclays PLC	3.65%	03/16/25	14,979,436
25,000,000	BNP Paribas S.A., SOFR + 0.25% (b)	4.63%	07/10/25	24,967,750
9,850,000	Canadian Imperial Bank of Commerce, SOFR Compounded Index + 0.93% (b)	5.34%	09/11/27	9,887,246
20,000,000	Cooperatieve Rabobank U.A., SOFR Compounded Index + 0.62% (b)	5.06%	08/28/26	20,065,428
10,000,000	Cooperatieve Rabobank U.A.	5.04%	03/05/27	10,108,906
8,491,000	Lloyds Banking Group PLC	4.45%	05/08/25	8,486,135
20,000,000	Lloyds Banking Group PLC (c)	2.44%	02/05/26	19,997,449
5,000,000	Lloyds Banking Group PLC (c)	1.63%	05/11/27	4,801,768
20,000,000	Royal Bank of Canada	4.95%	04/25/25	20,015,776
15,000,000	Royal Bank of Canada (c)	5.07%	07/23/27	15,082,536
5,000,000	Royal Bank of Canada (c)	4.97%	01/24/29	5,019,046
20,000,000	Svenska Handelsbanken, SOFR + 0.20% (b)	4.58%	05/16/25	19,992,600
15,000,000	Svenska Handelsbanken, SOFR + 0.35% (b)	4.73%	07/15/25	15,011,979

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banks (Continued)
$15,000,000	Svenska Handelsbanken, SOFR + 0.23% (b)	4.61%	10/14/25	$14,999,364
5,385,000	Toronto-Dominion Bank (The)	4.86%	01/31/28	5,388,456
20,000,000	UBS AG	5.80%	09/11/25	20,151,604
12,130,000	UBS Group AG (a) (c)	4.49%	05/12/26	12,116,376
15,000,000	UBS Group AG, 1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.08% (a) (c)	1.36%	01/30/27	14,497,144
25,000,000	Westpac Banking Corp., SOFR + 0.30% (b)	4.66%	06/06/25	24,994,500
				285,563,521
	Beverages — 0.5%
30,650,000	Bacardi Ltd. (a)	4.45%	05/15/25	30,645,735
	Cosmetics/Personal Care — 0.3%
20,000,000	Haleon UK Capital PLC	3.13%	03/24/25	19,957,347
	Food — 0.3%
9,955,000	Mondelez International Holdings Netherlands B.V. (a)	4.25%	09/15/25	9,930,795
10,000,000	Mondelez International Holdings Netherlands B.V. (a)	1.25%	09/24/26	9,453,154
				19,383,949
	Healthcare-Services — 0.3%
20,000,000	Icon Investments Six DAC	5.81%	05/08/27	20,357,592
	Insurance — 0.2%
14,950,000	Aon Global Ltd.	3.88%	12/15/25	14,874,179
	Media — 0.3%
18,867,000	Thomson Reuters Corp.	3.35%	05/15/26	18,573,778
	Oil & Gas — 1.0%
27,136,000	Canadian Natural Resources Ltd.	3.90%	02/01/25	27,136,000
35,000,000	Canadian Natural Resources Ltd.	2.05%	07/15/25	34,579,765
				61,715,765
	Packaging & Containers — 0.5%
30,495,000	CCL Industries, Inc. (a)	3.25%	10/01/26	29,766,780
	Pharmaceuticals — 0.3%
20,000,000	Pfizer Investment Enterprises Pte. Ltd.	4.65%	05/19/25	20,009,925
	Pipelines — 0.5%
11,516,000	Enbridge, Inc.	2.50%	02/14/25	11,507,886
20,000,000	TransCanada PipeLines Ltd.	4.88%	01/15/26	20,034,560
				31,542,446
	Transportation — 0.1%
3,635,000	Canadian Pacific Railway Co.	2.90%	02/01/25	3,635,000
	Total Foreign Corporate Bonds and Notes			556,026,017
	(Cost $554,605,221)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.4%
	Collateralized Mortgage Obligations — 0.1%
	Federal Home Loan Mortgage Corporation
650,010	Series 2017-4671, Class CA	3.50%	08/15/43	647,935
	Federal National Mortgage Association
1,183,537	Series 2014-20, Class NA	3.00%	06/25/33	1,157,614
775,561	Series 2015-28, Class GC	2.50%	06/25/34	759,843
				2,565,392

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities — 1.3%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass Through Certificates
$17,410,310	Series 2015-K046, Class A2	3.21%	03/25/25	$17,344,188
1,105,966	Series 2017-KL1E, Class A1E	2.84%	02/25/27	1,082,893
9,823,153	Series 2018-K076, Class A1	3.73%	12/25/27	9,703,268
17,032,166	Series 2018-K079, Class A1	3.73%	02/25/28	16,826,690
17,057,916	Series 2018-K080, Class A1	3.74%	04/25/28	16,820,380
16,138,562	Series 2018-K732, Class A2	3.70%	05/25/25	16,068,764
5,719,825	Series 2021-KI07, Class A, 30 Day Average SOFR + 0.17% (b)	4.70%	09/25/26	5,700,909
				83,547,092
	Pass-Through Securities — 0.0%
	Federal Home Loan Mortgage Corporation
52	Pool G15874	5.00%	06/01/26	52
	Federal National Mortgage Association
54	Pool AL5764	5.00%	09/01/25	53
55	Pool AL6212	4.50%	01/01/27	55
77	Pool AL6798	5.00%	09/01/25	77
277	Pool BM1299	5.00%	03/01/27	276
				513
	Total U.S. Government Agency Mortgage-Backed Securities			86,112,997
	(Cost $86,228,812)
U.S. GOVERNMENT BONDS AND NOTES — 0.6%
40,000,000	U.S. Treasury Note	4.63%	02/28/25	40,005,390
	(Cost $39,955,939)
MORTGAGE-BACKED SECURITIES — 0.5%
	Collateralized Mortgage Obligations — 0.5%
	BRAVO Residential Funding Trust
3,829,400	Series 2021-NQM1, Class A1 (a)	0.94%	02/25/49	3,549,548
	CIM Trust
742,437	Series 2019-INV1, Class A2, 30 Day Average SOFR + CSA + 1.00% (a) (b)	5.47%	02/25/49	722,394
480,595	Series 2019-INV2, Class A11, 30 Day Average SOFR + CSA + 0.95% (a) (b)	5.42%	05/25/49	462,097
3,897,585	Series 2019-INV3, Class A11, 30 Day Average SOFR + CSA + 0.95%, 5.50% Cap (a) (b)	5.42%	08/25/49	3,736,552
	COLT Mortgage Loan Trust
2,301,789	Series 2020-2R, Class A1 (a)	1.33%	10/26/65	2,095,458
	Credit Suisse Mortgage Trust
3,338,418	Series 2019-AFC1, Class A1 (a)	3.57%	07/25/49	3,203,410
3,288,685	Series 2020-NQM1, Class A1 (a)	2.21%	05/25/65	3,082,137
	GCAT Trust
1,832,854	Series 2020-NQM1, Class A1 (a)	3.25%	01/25/60	1,788,155
	JP Morgan Mortgage Trust
2,542,512	Series 2019-7, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (b)	5.33%	02/25/50	2,415,588
155,384	Series 2019-8, Class A11, 1 Mo. CME Term SOFR + CSA + 0.85% (a) (b)	5.28%	03/25/50	147,677
1,749,667	Series 2019-INV1, Class A11, 1 Mo. CME Term SOFR + CSA + 0.95% (a) (b)	5.38%	10/25/49	1,684,661

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	JP Morgan Mortgage Trust (Continued)
$89,763	Series 2019-LTV3, Class A11, 1 Mo. CME Term SOFR + CSA + 0.85% (a) (b)	5.28%	03/25/50	$89,218
2,992,472	Series 2020-2, Class A11, 1 Mo. CME Term SOFR + CSA + 0.80% (a) (b)	5.23%	07/25/50	2,881,527
179,977	Series 2020-LTV1, Class A11, 1 Mo. CME Term SOFR + CSA + 1.00%, 6.00% Cap (a) (b)	5.45%	06/25/50	178,787
	OBX Trust
1,489,695	Series 2020-INV1, Class A11, 1 Mo. CME Term SOFR + CSA + 0.90% (a) (b)	5.35%	12/25/49	1,417,536
	Starwood Mortgage Residential Trust
793,091	Series 2020-1, Class A1 (a)	2.28%	02/25/50	756,100
	Verus Securitization Trust
494,332	Series 2020-4, Class A2 (a)	2.91%	05/25/65	481,156
	Total Mortgage-Backed Securities			28,692,001
	(Cost $30,330,894)

	Total Investments — 100.2%			6,249,580,902
	(Cost $6,236,695,611)
	Net Other Assets and Liabilities — (0.2)%			(14,560,499)
	Net Assets — 100.0%			$6,235,020,403

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2025, securities noted as such amounted to $574,280,259 or 9.2% of net assets.

(b)	Floating or variable rate security.
(c)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2025. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2025. Interest will begin accruing on the security’s first settlement date.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
SOFR	– Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

First Trust Enhanced Short Maturity ETF (FTSM)
Portfolio of Investments (Continued)
January 31, 2025 (Unaudited)
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2025 is as follows:

	Total Value at 1/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$3,163,593,664	$—	$3,163,593,664	$—
Commercial Paper*	1,711,991,264	—	1,711,991,264	—
Asset-Backed Securities	663,159,569	—	663,159,569	—
Foreign Corporate Bonds and Notes*	556,026,017	—	556,026,017	—
U.S. Government Agency Mortgage-Backed Securities	86,112,997	—	86,112,997	—
U.S. Government Bonds and Notes	40,005,390	—	40,005,390	—
Mortgage-Backed Securities	28,692,001	—	28,692,001	—
Total Investments	$6,249,580,902	$—	$6,249,580,902	$—

*	See Portfolio of Investments for industry breakout.